Contingent Liabilities and Commitments - Additional Information (Details) £ in Millions		12 Months Ended
	Nov. 02, 2015	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 GBP (£)	Jul. 31, 2020 GBP (£)
Disclosure of contingent liabilities [line items]
Capital support arrangements, risk-weighted exposures of regulated entities			0.00%	0.00%
Provisions			£ 364		£ 464
Lease arrangements, potential final payment to HMRC			50
Minimum
Disclosure of contingent liabilities [line items]
Losses on litigation settlements | €		€ 1,000,000,000
Maximum
Disclosure of contingent liabilities [line items]
Santander UK liability under indemnity cap | €				€ 39,850,000
AXA France
Disclosure of contingent liabilities [line items]
Amount claimed by other party			636
UK&I Banks
Disclosure of contingent liabilities [line items]
Preferred stock issued, threshold value | €		€ 0
Genworth Financial International Holdings Inc
Disclosure of contingent liabilities [line items]
Amount awarded to other party						£ 624
Visa Europe Ltd
Disclosure of contingent liabilities [line items]
Visa Europe Ltd sale to Visa Inc	100.00%
Compliance with Consumer Credit Act
Disclosure of contingent liabilities [line items]
Provisions			£ 6		£ 47